Employees	12 Months Ended
Dec. 31, 2020
Disclosure of information about employees [text block] [Abstract]
EMPLOYEES
7.	EMPLOYEES

	Year ended December 31,
	2020 $’000	2019 $’000	2018 $’000
Group
Staff costs comprised:
Directors’ salaries (including bonus)	14,666	1,145	606
Employee’s wages, salaries and bonus	1,058	696	712
Social security costs	194	609	491
Recruitment fees	17	-	-
Share based payment charge	5,105	1,266	539
	21,040	3,716	2,348
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	3	5	6
Corporate and administration	8	4	5
	11	9	11